FAIR VALUE MEASUREMENTS (Details) - Pioneer Bank, National Association 401(k) Savings Plan - USD ($)	Dec. 31, 2025	Dec. 31, 2024
FAIR VALUE MEASUREMENTS
Investments, at fair value	$ 29,963,779	$ 26,450,249
Total assets in the fair value hierarchy
FAIR VALUE MEASUREMENTS
Investments, at fair value	28,515,849	24,875,314
Total assets in the fair value hierarchy | Employer common stock
FAIR VALUE MEASUREMENTS
Investments, at fair value	2,668,568	2,491,707
Total assets in the fair value hierarchy | Cash and Money market funds
FAIR VALUE MEASUREMENTS
Investments, at fair value	2	4
Total assets in the fair value hierarchy | Mutual funds
FAIR VALUE MEASUREMENTS
Investments, at fair value	25,847,279	22,383,603
Level 1
FAIR VALUE MEASUREMENTS
Investments, at fair value	28,515,849	24,875,314
Level 1 | Employer common stock
FAIR VALUE MEASUREMENTS
Investments, at fair value	2,668,568	2,491,707
Level 1 | Cash and Money market funds
FAIR VALUE MEASUREMENTS
Investments, at fair value	2	4
Level 1 | Mutual funds
FAIR VALUE MEASUREMENTS
Investments, at fair value	25,847,279	22,383,603
Investments measured at net asset value - Common Collective Trust | Common collective trust funds
FAIR VALUE MEASUREMENTS
Investments, at fair value	$ 1,447,930	$ 1,574,935